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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2004

Check here if Amendment  [  ]                       Amendment No.: __________
           This Amendment (Check only one):         [  ]  is a restatement.
                                                    [  ]  adds new holdings
                                                          entries.

Institutional Investment Manager Filing this Report:
Name:                K Capital Partners, LLC
Address:             75 Park Plaza
                     Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Abner Kurtin
Title:     Managing Member
Phone:     617-646-7710

Signature, place and date of signing:

/s/ Abner Kurtin, Boston, Massachusetts, May 14, 2004
-----------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             15

Form 13F Information Table Value Total:             $323,847 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



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
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE   SHARED   OTHER
-------------                --------------    -----      --------  -------   --------- ---------- --------- ----   ------   -----
Alcan                        Common Stock   CA0137161059  15,027    335,500 SH          Sole                 335,500
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
AT&T Wireless Group          Common Stock   US00209A1060  34,025    2,500,000 SH        Sole                 2,500,000
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Boise Cascade                Common Stock   US0973831037  87,841    2,535,100 SH        Sole                 2,535,100
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Cincinnati Bell              Common Stock   US1718711062  24,503    6,020,500 SH        Sole                 6,020,500
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Comcast Corp-Special CL A    Common Stock   US20030N2009  7,667     275,000 SH          Sole                 275,000
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Mony Group                   Common Stock   US6153371025  15,720    500,000 SH          Sole                 500,000
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
NRG Energy Inc.              Common Stock   US6293775085  33,447    1,506,601 SH        Sole                 1,506,601
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Sovereign Bancorp            Common Stock   US8459051087  71,613    3,343,300 SH        Sole                 3,343,300
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Triton PCS Holdings Inc.
CI A                         Common Stock   US89677M1062  18,871    3,437,300 SH        Sole                 3,437,300
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
AT&T Wireless Group Jan 05
12.5C                        Options-Calls  00209A4AV     2,946     14,915 SH CAL       Sole                 14,915
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Sovereign Bancorp Apr 04
25C                          Options-Calls  845905908     33        6,672 SH CAL        Sole                 6,672
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Danaher Corp Jun 04 80P      Options-Puts   2358510RP     464       5,020 SH PUT        Sole                 5,020
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
General Motors Jan 05 35P    Options-Puts   3704458MG     5,940     43,200 SH PUT       Sole                 43,200
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
Goldman Sachs Apr 04 90P     Options-Puts   38141G0PR     125       12,500 SH PUT       Sole                 12,500
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------
JP Morgan Chase & Co Jan     Options-Puts   46625H0MF     5,625     75,000 SH PUT       Sole                 75,000
05 30P
---------------------------- -------------- ------------- --------- ------------------- ---------- --------- ---------------------